Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity
9. Stockholders’ Equity
The Company’s Certificate of Incorporation authorizes 1,500,000,000 shares of Common Stock and 1,000,000 of Preferred Stock, each $0.0001 par value per share. As of March 31, 2022 and 2021, 481,266,396 and 416,400,891 shares of Common Stock were outstanding, respectively, and no shares of Preferred Stock were outstanding. The holders of the Common Stock are entitled to dividends only when declared by the Board of Directors ratably on a per share basis. Each share of Common Stock has one vote under the Company’s Certificate of Incorporation.
Stock-based Compensation
The weighted-average assumptions used in the valuation of stock option awards granted under the Black-Scholes model are summarized as follows:

	Three Months Ended March 31,
	2022	2021
Dividend yield	0.0%	0.0%
Volatility	45.30%	44.55%
Expected term (years)	5.92	5.89
Risk-free interest rate	1.85%	1.23%
Stock Option Activity Rollforward

Stock options	Number of shares subject to option	Weighted average exercise price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)	Unrecognized compensation expense (in thousands)
Balance as of January 1, 2022	51,646,456	$4.13	6.29	$208,614	$40,337
Granted	4,129,380	8.05
Exercised	(140,970)	3.80
Forfeited	(280,330)	5.07
Expired	—	—

Balance as of March 31, 2022	55,354,536	$4.42	6.32	$153,377	$47,586

Vested and exercisable as of January 1, 2022	43,842,127	$3.71	5.47	$195,710	$—

Vested and exercisable as of March 31, 2022	47,844,651	$3.82	5.53	$161,118	$—

During the three months ended March 31, 2022, the Company granted 4,129,380 stock options.
The weighted-average grant date fair value of options granted during the three months ended March 31, 2022 was $3.72 per share.
The total intrinsic value of options that were exercised during the three months ended March 31, 2022 was $0.5 million. During the three months ended March 31, 2022, 140,970 options were exercised.
As of March 31, 2022, the $47.6 million in unrecognized compensation cost related to stock options will be recognized over a weighted-average period of 1.64 years.
Restricted Stock Units
During the three months ended March 31, 2022, the Company granted 12,043,248 service-based restricted stock units (“RSUs”), 3,731 of which had vested as of March 31, 2022. The outstanding RSUs vest on dates ranging from March 2022 to March 2026 as measured from the grant date.
Stock-based Compensation Expense
Stock-based compensation expense for equity and liability classified awards is recognized using the straight-line attribution method. In addition, the Company ensures that it has fully recognized expense for at least the option and RSU tranches that have fully vested in the period in which they vest.
Stock-based compensation expense is summarized as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Cost of revenue	$590	$59
Sales and marketing	2,980	335
Research and development	2,588	141
General and administrative	3,610	73

Total stock-based compensation	$9,768	$608

2021 Employee Stock Purchase Plan
At the Special Meeting of the shareholders of Dragoneer on December 7, 2021, the shareholders of Dragoneer considered and approved the Cvent Holding Corp. 2021 Employee Stock Purchase Plan (the “ESPP”), which was adopted by the Board and became effective for the Company immediately upon the closing of the Reverse Recapitalization Transaction. The ESPP permits employees to purchase common stock through payroll deductions during biannual offering periods, or during such other offering periods as the Board of Directors may determine. Participants may authorize payroll deductions of a specific percentage of compensation not to exceed 15%, with such deductions being accumulated for biannual purchase periods beginning on the first business day of each offering period and ending on the last business day of each offering period.
Under the terms of the ESPP, the purchase price per share will equal 85% of the fair market value of a share of common stock on the first day of an offering period or the last date of an offering period, whichever is lower, although the Board of Directors has discretion to change the purchase price with respect to future offering periods.
At March 31, 2022, there were 11,500,000 shares available for issuance under the ESPP. No contributions were made by employees during the three months ended March 31, 2022. The first ESPP offering period will begin on June 1, 2022.
2017 Long-Term Incentive Plan
The Company recorded no expense for the 2017 Long-Term Incentive Plan (the “2017 LTI Plan”) during the three months ended March 31, 2022 and 2021 because the incentive remains unvested and the Company is only liable to make the 2017 LTI Plan cash bonus payments upon a sale of the Company, or other Qualified Event, as defined in the 2017 LTI Plan, which is not currently determined to be probable. On February 28, 2022, the Compensation and Nominating Committee of the Board approved a plan that allows employees to convert their awards (the “Legacy Cvent LTIP Awards”) granted under the 2017 LTI Plan to an aggregate of approximately 3.7 million RSUs in exchange for cancellation of such employees’ outstanding Legacy Cvent LTIP Awards. The RSUs are subject to varying vesting periods ranging from April 2022 to October 2024. The RSUs were granted effective as of April 15, 2022 to employees who elected to participate in such exchange. Substantially all of the Company’s employees have participated in the exchange.
11. Stockholders’ Equity
The Company’s
Certificate
of Incorporation of Cvent Holding Corp. authorized 1,500,000,000 shares of Common Stock and 1,000,000 of Preferred Stock, $0.0001 per share par value, respectively, of which 481,121,695 shares were outstanding as of December 31, 2021. The Company’s prior Amended and Restated Articles of Incorporation, superseded by the Company’s Certificate of Incorporation of Cvent Holding Corp., authorized 1,100,000 shares of common stock, $0.001 per share par value, of which 416,303,325 shares (adjusted for the Reverse Recapitalization Transaction exchange rate of approximately 454:1) were outstanding as of December 31, 2020. The holders of the Common Stock are entitled to dividends only when declared by the Board of Directors ratably on a per share basis. Each share of Common Stock has one vote under the Company’s Certificate of Incorporation of Cvent Holding Corp.

2021 Omnibus Incentive Plan
At the Special Meeting of the shareholders of Dragoneer on December 7, 2021, the shareholders of Dragoneer considered and approved the Cvent Holding Corp. 2021 Omnibus Incentive Plan (the “2021 Plan”), which was adopted by the Board, effective as of December 8, 2021 (the “Effective Date”). The 2021 Plan authorizes the issuance of 110,500,000 shares of Common Stock (the “Share Reserve”). The Share Reserve may consist of authorized and unissued shares and shares held in or acquired for the treasury of the Company. The Share Reserve will automatically increase on each January 1 that occurs after the Effective Date, for 10 years, by an amount equal to 5% of the total number of shares outstanding on December 31 of the preceding calendar year, or a lesser number as may be determined by the Board of Directors.
The Board of Directors has the full authority to grant, under the terms and conditions of the 2021 Plan, to Eligible Individuals (as defined in the 2021 Plan): stock options, stock appreciation rights, restricted shares, performance awards, other share-based awards, and other cash-based awards. The maximum number of shares with respect to which incentive stock options may be granted is 58,735,076 shares. With respect to Stock Appreciation Rights settled in shares, upon settlement, only the number of shares delivered to a Participant will count against the Share Reserve. If any stock option, stock appreciation right, or other share-based award expires, terminates, or is cancelled for any reason without having been exercised in full, the number of shares underlying such Award will be added back to the Share Reserve. Furthermore, no non-employee
director may be granted awards under the 2021 Plan that have a grant date fair value in excess of $0.8 million in any given fiscal year.
The Board of Directors may amend, alter or discontinue the 2021 Plan, but no amendment alteration or discontinuance may materially impair the rights of an equity award previously granted under the 2021 Plan without the award holder’s consent, except such amendments made to comply with applicable law.
As indicated above, several types of awards are available for grant under the 2021 Plan. In connection with the closing of the Reverse Recapitalization Transaction, 51,649,748 nonqualified stock options from the 2017 Plan (as defined below) were exchanged for an equal number of nonqualified stock options under the 2021 Plan, subject to the same vesting terms as the corresponding Legacy Cvent options.
Stock Options
—
Stock options granted under the 2021 Equity Incentive Plan may either be incentive stock options or nonqualified stock options. The exercise price of stock options cannot be less than 100% of the fair market value of the common stock at the grant date.
As of December 31, 2021, there were 51,646,456
non-qualified
stock options outstanding under the 2021 Equity Incentive Plan.
On February 28, 2022 the Compensation and Nominating Committee of the Board approved a pool of stock awards to officers and other key employees, to an aggregate of approximately 4.1 million stock options and approximately 12.6 million restricted stock units (“RSUs”). These awards were granted under the 2021 Plan and vest on dates ranging from March 2022 to March 2026 as measured from the grant date.
2021 Employee Stock Purchase Plan
At the Special Meeting of the shareholders of Dragoneer on December 7, 2021, the shareholders of Dragoneer considered and approved the Cvent Holding Corp. 2021 Employee Stock Purchase Plan (the “ESPP”), which was adopted by the Board and became effective for the Company immediately upon the Closing. The ESPP permits employees to purchase common stock through payroll deductions during biannual offering periods, or during such other offering periods as the Board of Directors may determine. Participants may authorize payroll deductions of a specific percentage of compensation not to exceed 15%, with such deductions being accumulated for biannual purchase periods beginning on the first business day of each offering period and ending on the last business day of each offering period.

Under the terms of the ESPP, the purchase price per share will equal 85% of the fair market value of a share of common stock on the first day of an offering period or the last date of an offering period, whichever is lower, although the Board of Directors has discretion to change the purchase price with respect to future offering periods.
At December 31, 2021, there were 11,500,000 shares available for issuance under the ESPP. No contributions were made by employees during the year ended December 31, 2021.

F-31
2017 Stock Option Plan
On May 26, 2017, the Board of Directors of the Papay Topco, Inc. approved a stock option plan (the “2017 Plan”) to provide incentives to its employees, directors, officers, consultants and/or advisors of Papay Topco, Inc. The 2017 Stock Option Plan provides for the grant of stock options to employees and officers of the Company. Following the adoption of the 2021 Plan, the 2017 Plan was terminated and all outstanding options were rolled over using a rate of approximately 454:1.
Stock-based Compensation
The weighted average assumptions used in the valuation of stock option awards granted under the Black- Scholes model are summarized as follows:

	Year Ended December 31,
	2021	2020	2019
Dividend yield	—	—	—
Volatility	45.44%	44.65%	37.60%
Expected term (years)	5.88	5.89	5.89
Risk-free interest rate	1.32%	0.65%	1.80%
Stock-based Compensation Activity Rollforward

Stock options	Number of shares subject to option	Weighted average exercise price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)	Unrecognized compensation expense (in thousands)
Balance at January 1, 2020	37,912,097	$3.74

Granted	294,065	3.69
Exercised	(500,543)	5.34
Forfeited	(396,626)	3.67
Expired	(280,905)	4.35

Balance at December 31, 2020	37,028,088	$3.74	6.08	$49,446	$2,708

Granted	15,401,179	5.08
Exercised	(375,747)	3.76
Forfeited	(316,303)	5.06
Expired	(90,761)	3.87

Balance at December 31, 2021	51,646,456	$4.13	6.29	$208,614	$40,337

Vested and exercisable as of December 31, 2020	35,314,526	$3.68	6.43	$49,262	$—

Vested and exercisable as of December 31, 2021	43,842,127	$3.71	5.47	$195,710	$—

The weighted-average grant date fair value of options granted during the years ended December 31, 2021, 2020, and 2019 (after accounting for the 454:1 Reverse Recapitalization Transaction exchange ratio described above) was $4.10, $2.11 and $2.07 per share, respectively.
The total intrinsic value of options that were exercised during the years ended December 31, 2021, 2020, and 2019 was $1.7 million, $0.7 million, and $16.2 million, respectively.
As of December 31, 2021, the $40.3 million in unrecognized compensation cost related to stock options will be recognized over a weighted average period of 1.19 years.

F-32
Stock-based Compensation Expense
Stock-based compensation expense for equity and liability classified awards is recognized using the straight-line attribution method. In addition, the Company ensures that it has fully recognized expense for at least the options tranches that have fully vested in the period in which they vest.
Stock-based compensation expense is summarized as follows (in thousands), including expense in connection with liability classified awards:

	Year ended December 31,
	2021	2020	2019
Cost of revenue	$1,410	$430	$519
Sales and marketing	7,843	5,199	5,382
Research and development	6,447	4,140	4,325
General and administrative	9,356	7,926	8,607

Total stock-based compensation expense	$25,056	$17,695	$18,833

Common Stock Valuations
As we are now a public company, we have a readily determinable market price for our common stock, which we will utilize in determining the fair value of any future awards. Prior to the Reverse Recapitalization Transaction, the fair value of the common stock underlying the stock options was determined by the board of directors, which intended all options granted to be exercisable at a price per share not less than the per share fair value of the common stock underlying those options on the date of grant. Because there was no public market for our common stock, the valuations of the common stock were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation and Internal Revenue Service Revenue Ruling
59-60.
The assumptions the Company used in the valuation model were based on future expectations combined with management judgment. In the absence of a public trading market, the board of directors with input from management exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the common stock as of the date of each option grant, including the following factors:

•	contemporaneous independent valuations performed at periodic intervals by an unrelated third-party valuation specialist;

•	the nature of the business and its history since inception;

•	the economic outlook in general and the condition and outlook of the specific industry;
•	the book value of the stock and the financial condition of the business;

•	the operating and financial performance and forecast;

•	whether or not the Company has goodwill or other intangible values;

•	marketability of the common stock;

•	the hiring of key personnel;

•	any corporate or asset acquisitions, or divestitures;

•	present value of estimated future cash flows;
•
the likelihood of achieving a liquidity event for the shares of common stock underlying these stock options, such as an initial public offering or sale of the company, given prevailing market condition and the nature and history of the business;

•	illiquidity of stock-based awards involving securities in a private company;

•	the market performance of comparable publicly traded technology companies; and

•	the U.S. and global capital market conditions.
As noted above, as of December 31, 2021, no nonqualified stock options had been granted pursuant to the 2021 Equity Incentive Plan.
2017 Long-Term Incentive Plan
On May 26, 2017, the Board of Directors of the Company’s ultimate parent, Papay Topco, Inc., approved a Long-Term Incentive Plan (the “2017 LTI Plan”) to provide incentives to its employees of Cvent, Inc. The 2017 LTI Plan provides for the payment of a cash bonus if the Company is sold, or another similar Qualifying Event occurs. The incentive approved through the 2017 LTI Plan remains unvested until a sale of the Company, or other Qualifying Event occurs. A Qualifying event is defined as any sale or transfer to any third party of at least 50% of the investor’s equity interest. If the Company is sold, or another Qualifying Event occurs, the amount of the cash bonus will vary based on the total purchase price. Specifically, the LTI cash bonus payment will only occur if each and every of the following events occur: a) the Company is sold, or another Qualifying Event occurs; b) the Company is sold for an Equity Return Multiple of at least 2 times Equity initially invested by Vista Equity Partners Fund VI, L.P., (“Fund VI”); and c) the respective employee remains employed at the time of the sale.
The Company recorded no expense for the 2017 LTI Plan for the years ended December 31, 2021, 2020, and 2019 because the incentive remains unvested and the Company is only liable to make the LTI cash bonus payments upon a sale of the Company, or other Qualified Event, which is not currently determined to be probable. The liability and related expense will be recorded at the point in time that a Qualified Event becomes probable. As of December 31, 2021, these awards were not considered probable of meeting the vesting requirements and accordingly, no expense was recorded during the year ended December 31, 2021 and the timing of when this expense will be recognized was unknown.
On February 28, 2022, the Compensation and Nominating Committee of the Board approved a plan that allows employees to convert their awards (the “Legacy Cvent LTIP Awards”) granted under the 2017 LTI Plan to an aggregate of approximately 3.7 million RSUs in exchange for cancellation of such employees outstanding Legacy Cvent LTIP Awards. The RSUs are subject to varying vesting periods ranging from April 2022 to October 2024. The RSUs will be granted effective as of April 15, 2022 to employees who elect to participate in such exchange.